Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Related Party Transactions [Abstract]
Balance at beginning of year	$ 100,000			$ 75,000
Advances received	64,734	95,000	125,000	(75,000)
Payments made		$ (25,000)	(25,000)
Balance at end of year			100,000
Less current portion	164,734
Due after one year			$ 100,000